Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Purchased software	734	873	125
Patents obtained from Harbin Veterinary Research Institute	26,439	26,439	3,781
Patents obtained from China Agricultural University	3,300	3,300	472
Patents obtained from China Institute of Veterinary Drug Control	6,600	6,600	944
Patents obtained from Jiangsu Nannong High-Tech Co., Ltd.	7,200	7,200	1,030
Patents obtained from Nanjing Agricultural University	7,600	7,600	1,087
Patents obtained from others	14,311	50,811	7,266
Total cost	66,184	102,823	14,705

Less: Accumulated amortization of Purchased software	(485)	(603)	(89)
Accumulated amortization of Patents obtained from Harbin Veterinary Research Institute	(25,731)	(26,203)	(3,747)
Accumulated amortization of Patents obtained from China Agricultural University	(1,678)	(2,008)	(287)
Accumulated amortization of Patents obtained from China Institute of Veterinary Drug Control	(3,689)	(4,289)	(613)
Accumulated amortization of Patents obtained from Jiangsu Nannong High-Tech Co., Ltd.	(2,470)	(3,100)	(443)
Accumulated amortization of Patents obtained from Nanjing Agricultural University	(4,377)	(4,867)	(696)
Accumulated amortization of Patents obtained from others	(12,904)	(14,669)	(2,098)
Total accumulated amortization	(51,334)	(55,739)	(7,973)
Intangible assets, net	14,850	47,084	6,732

Amortization expense was RMB3,415, RMB3,454 and RMB4,405 (US$630) for the years ended December 31, 2023, 2024 and 2025, respectively.

During the years ended December 31, 2023, 2024 and 2025, the Company recorded impairment of intangible assets in the amount of nil.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2026	6,166	882
2027	5,769	825
2028	5,644	807
2029	5,443	778
2030	4,853	694
Thereafter	19,209	2,746
	47,084	6,732